PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT (Tables)
Depreciation expenses	$ 12,557	$ 0